Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carryforwards	$ 1,556
Accruals	2,144
Asset retirement obligations	27,064
Derivative instruments	18,982
Tax credits	528
Other	867
Subtotal	51,141
Valuation allowance	(7,748)
Total	43,393
Deferred tax liabilities:
Book tax differences in property basis	(45,281)
Total	(45,281)
Net deferred tax liability	$ (1,888)
Predecessor
Deferred tax assets:
Net operating loss carryforwards		$ 0
Accruals		0
Asset retirement obligations		0
Derivative instruments		0
Tax credits		0
Other		0
Subtotal		0
Valuation allowance		0
Total		0
Deferred tax liabilities:
Book tax differences in property basis		0
Total		0
Net deferred tax liability		$ 0